Schedule of segment reporting significant expense (Details) - Titan Pharmaceuticals Inc [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Research and development costs				$ 1,913
General and Administrative: Board of directors’ fees	$ 534	$ 1,063	4,557	5,548
Total	$ 479	$ 1,017	4,075	7,216
Salaries And Employee Compensation And Benefits [Member]
Segment Reporting Information [Line Items]
General and Administrative: Board of directors’ fees			1,505	2,709
Professional Fees [Member]
Segment Reporting Information [Line Items]
General and Administrative: Board of directors’ fees			1,628	1,538
Insurance Expenses [Member]
Segment Reporting Information [Line Items]
General and Administrative: Board of directors’ fees			485	580
Board of Directors Fees [Member]
Segment Reporting Information [Line Items]
General and Administrative: Board of directors’ fees			$ 457	$ 476